Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	September 30,	December 31,
	2020	2019
Cash	$18,020,534	$2,670,877
Cash equivalent	83,034,409	8,424,971
	$101,054,943	$11,095,848